OTHER OPERATING INCOME	12 Months Ended
Dec. 31, 2023
OTHER OPERATING INCOME
OTHER OPERATING INCOME

6.OTHER OPERATING INCOME

USD million	2023	2022	2021
Gain on sale of property, plant and equipment	0.5	0.3	0.0
Government subsidies	4.2	7.0	5.3
Credits for research and competitiveness taxes	0.5	0.6	0.4
Insurance compensations	0.0	0.2	0.8
Other	6.1	3.3	2.5
Total	11.2	11.4	9.0